UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

(Address of principal executive offices)

 (Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

ADVENT CLAYMORE CONV SECS FUND

Ticker Symbol:AVK	Cusip Number:00764C208
Record Date: 8/15/2005	Meeting Date: 9/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Increase Board size	For	Issuer	For	With

AIM SELECT REAL ESTATE INCOME FUND

Ticker Symbol:RRE	Cusip Number:00888R305
Record Date: 3/24/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With

AMERICAN LOCKER GROUP

Ticker Symbol:ALGI	Cusip Number:027284108
Record Date: 10/20/2005	Meeting Date: 12/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

AMERITRANS CAPITAL

Ticker Symbol:AMTCP	Cusip Number:03073H207
Record Date: 4/3/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With
3	Amend certificate incorporation	For	Issuer	For	With

ARISTOTLE CORP.

Ticker Symbol:ARTL	Cusip Number:040448300
Record Date: 7/22/2005	Meeting Date: 8/31/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

ARQULE INC.

Ticker Symbol:ARQL	Cusip Number:04269E107
Record Date: 3/31/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Increase authorized shares	For	Issuer	For	With
3	Amend options program	Against	Issuer	For	Against
4	Amend employee stock purchase plan	For	Issuer	For	With
5	Auditors	For	Issuer	For	With

CADUS

Ticker Symbol:KDUS	Cusip Number:127639102
Record Date: 7/26/2005	Meeting Date: 9/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

COSINE COMMUNICATIONS

Ticker Symbol:COSN	Cusip Number:221222607
Record Date: 3/29/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Reduce authorized shares	For	Issuer	For	With

DELTA WOODSIDE

Ticker Symbol:DLWI	Cusip Number:247909203
Record Date: 9/14/2005	Meeting Date: 10/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With

ELECTRO-SENSORS

Ticker Symbol:ELSE	Cusip Number:285233102
Record Date: 2/21/2006	Meeting Date: 4/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Set number of Directors	For	Issuer	For	With
3	Auditors	For	Issuer	For	With

LQ CORP.

Ticker Symbol:LQCI	Cusip Number:50213T104
Record Date: 10/28/2005	Meeting Date: 12/6/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With

NATIONAL PRESTO

Ticker Symbol:NPK	Cusip Number:637215104
Record Date: 3/8/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Investment company status	For	Issuer	For	With

NOVOSTE

Ticker Symbol:NOVT	Cusip Number:67010C100
Record Date: 7/15/2005	Meeting Date: 9/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Against	Issuer	For	Against
2	Merger- ONI Medical	Against	Issuer	For	Against
3	Increase authorized shares	Against	Issuer	For	Against
4	Name Change	Against	Issuer	For	Against
5	Meeting Adjournment	For	Issuer	For	With

NOVOSTE

Ticker Symbol:NOVT	Cusip Number:67010C209
Record Date: 2/7/2006	Meeting Date: 3/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Asset sale	For	Issuer	For	With
2	Name Change	For	Issuer	For	With
3	Liquidation	Against	Issuer	For	Against
4	Minimum Board size	For	Issuer	For	With
5	Asset sale vote adjournment	For	Issuer	For	With
6	Liquidation vote adjournment	Against	Issuer	For	Against

OPTI INC.

Ticker Symbol:OPTI	Cusip Number:683960108
Record Date: 7/22/2005	Meeting Date: 8/30/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With

PIONEER HIGH INCOME FUND

Ticker Symbol:PHT	Cusip Number:72369H205
Record Date: 6/21/2005	Meeting Date: 8/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

PYRAMID BREWERIES

Ticker Symbol:PMID	Cusip Number:747135101
Record Date: 4/17/2006	Meeting Date: 5/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With

QUAKER FABRICS

Ticker Symbol:QFAB	Cusip Number:747399103
Record Date: 4/11/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

RECONDITIONED SYSTEMS

Ticker Symbol:RESY	Cusip Number:756240305
Record Date: 6/24/2005	Meeting Date: 7/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Split	Issuer	For	With/Against

REFAC

Ticker Symbol:REF	Cusip Number:758960108
Record Date: 1/18/2006	Meeting Date: 3/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Merger Approval- Opticare	For	Issuer	For	With
3	Merger Approval- US Vision	For	Issuer	For	With
4	Increase authorized shares	For	Issuer	For	With
5	Eliminate classified board	For	Issuer	For	With
6	Name Change	For	Issuer	For	With
7	Amend stock incentive plan	Against	Issuer	For	Against

REGENCY AFFILIATES

Ticker Symbol:RAFY	Cusip Number:758847305
Record Date: 5/22/2006	Meeting Date: 6/29/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With

RG BARRY

Ticker Symbol:DFZ	Cusip Number:068798107
Record Date: 3/20/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

SCPIE HOLDINGS INC.

Ticker Symbol:SKP	Cusip Number:78402P104
Record Date: 5/22/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	Against	Issuer	For	Against
2	Auditors	For	Issuer	For	With
3	Adjournment or Postponement	For	Issuer	For	With

TECHNOLGY SOLUTIONS

Ticker Symbol:TSCC	Cusip Number:87872T108
Record Date: 9/1/2005	Meeting Date: 10/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Reverse Split	For	Issuer	For	With

TRANSPRO

Ticker Symbol:TPR	Cusip Number:893885103
Record Date: 6/9/2005	Meeting Date: 7/22/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With
3	Equity Incentive plan	For	Issuer	For	With
4	Merger- Modine Aftermarket	For	Issuer	For	With
5	Meeting Adjournment	For	Issuer	For	With
6	Increase authorized shares	For	Issuer	For	With

UNIFI

Ticker Symbol:UFI	Cusip Number:904677101
Record Date: 9/9/2005	Meeting Date: 10/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

UNITED CAPITAL

Ticker Symbol:AFP	Cusip Number:909912107
Record Date: 5/11/2006	Meeting Date: 6/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

VELCRO IND.

Ticker Symbol:VELCF	Cusip Number:922571104
Record Date: 1/5/2006	Meeting Date: 2/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt Management Report	For	Issuer	For	With
2	Approve Accounts	For	Issuer	For	With
3	Approve dividend payment	For	Issuer	For	With
4	Directors	For	Issuer	For	With
5	Auditors	For	Issuer	For	With
6	Appoint General Proxy Holder	For	Issuer	For	With
7	Amend Articles of Incorporation	For	Issuer	For	With

WEBFINANCIAL

Ticker Symbol:WEFN	Cusip Number:94767P209
Record Date: 11/9/2005	Meeting Date: 12/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With

WESTERN ASSET PREMIER BOND FUND

Ticker Symbol:WEA	Cusip Number:957664204
Record Date: 3/17/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With

WINTHROP REALTY

Ticker Symbol:FUR	Cusip Number:976391102
Record Date: 3/31/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Auditors	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: August 22, 2006

*Print the name and title of each signing officer under his or her signature.